SCHEDULE OF PRO FORMA BUSINESS COMBINATION (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Business Combination and Asset Acquisition [Abstract]
Revenue	$ 2,765,114	$ 2,246,458	$ 4,693,873	$ 4,160,820
Cost of revenue	(571,407)	(479,410)	(875,708)	(789,409)
Gross profit	2,193,707	1,767,048	3,818,165	3,371,411
Total operating expenses	(2,055,016)	(2,468,902)	(3,839,184)	(5,081,917)
Income (loss) from operations	138,691	(701,854)	(21,019)	(1,710,506)
Other income (expense), net	110,912	(146,649)	267,633	(384,304)
Income (loss) before income taxes	249,603	(848,503)	246,614	(2,094,810)
Benefit of (Provision for) income taxes	(184,900)	117,009	(212,414)	319,189
Net income (loss)	$ 64,703	$ (731,494)	$ 34,200	$ (1,775,621)
Net income (loss) per common share - basic and diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted average number of common shares outstanding - basic and diluted	376,452,047	376,452,047	376,452,047	376,452,047